Other reserves (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Beginning balance, Equity			$ 1,743,556	$ 1,224,191	$ 1,224,191
Other comprehensive income	$ (52,500)	$ (55,186)	(42,864)	(39,130)
Recognition of share-based payment expense			10,230	8,706
Ending balance, Equity	1,495,622	1,240,537	1,495,622	1,240,537	1,743,556
Other reserves
Disclosure of reserves within equity [line items]
Beginning balance, Equity			(842,911)	(485,505)	(485,505)
Other comprehensive income			(48,833)	(39,289)	(22,557)
Options converted to shares			(86,470)		(342,768)
Recognition of share-based payment expense			10,230	8,706	13,003
Other reclassifications related to share based payment			(2,835)		(5,084)
Ending balance, Equity	(970,819)	$ (516,088)	(970,819)	(516,088)	(842,911)
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity			(3)	(6)	(6)
Other comprehensive income					3
Ending balance, Equity	(3)		(3)		(3)
Restructuring reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity			4,019	4,019	4,019
Ending balance, Equity	4,019		4,019		4,019
Share- based payment reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity			176,698	511,547	511,547
Options converted to shares			(86,470)		(342,768)
Recognition of share-based payment expense			10,230		13,003
Other reclassifications related to share based payment			(2,835)		(5,084)
Ending balance, Equity	97,623		97,623		176,698
Loss on transactions between owners
Disclosure of reserves within equity [line items]
Beginning balance, Equity			(840,359)	(840,359)	(840,359)
Ending balance, Equity	(840,359)		(840,359)		(840,359)
Foreign exchange translation reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity			(183,266)	$ (160,706)	(160,706)
Other comprehensive income			(48,833)		(22,560)
Ending balance, Equity	$ (232,099)		$ (232,099)		$ (183,266)